Expense Example - Moderate Strategy Fund - Moderate Strategy Fund	May 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	587
Expense Example, with Redemption, 10 Years	$ 1,329